GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 15 – GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying financial statements, during the three months ending March 31, 2030, the Company incurred a net loss of $591,936 and used cash in operations of $253,196 and had a stockholders’ deficit of $2,264,412 as of March 31, 2020. In the prior period of three months ending March 31, 2019, the Company incurred a net loss of $354,506 and used cash in operations of $252,954 and had a stockholders’ deficit of $1,279,699 as of March 31, 2019.

The Company attributes this decrease to the discontinuation of unfavorable distributor agreements in an effort to sign larger, more favorable agreements with reputable tier 1 and mid-size distributors and grocery chains. These contracts saw unforeseen delays and were additionally impacted by the COVID-19 pandemic at the end of the quarter. The COVID-19 pandemic not only impacted new contracts, but the delay in launching of products. The factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company expects that revenue will increase in the following quarter as many contracts will come to fruition and product launches are currently scheduled to occur. The Company recognizes that COVID-19 has had an impact on revenues in early 2020, but anticipates having a revenue projection of $6 to $8 million for the year ending December 31, 2020. In the year ending December 31, 2019, the Company incurred a net loss of $1,786,021 and used cash in operations of $1,228,699 and had a stockholders’ deficit of $1,990,976 as of December 31, 2019. In the year ending December 31, 2018, the Company incurred a net loss of $358,243 and used cash in operations of $265,311 and had a stockholders’ deficit of $1,202,193.

Since the year ending December 31, 2019, the Company has continued to gain market share in its respective markets. The Company saw a 960% growth in sales over the year ending December 31, 2018, and the Company has successfully expanded their operations to include Gold Leaf Distribution LLC. Furthermore, the Company has acquired key sales representatives.

The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and further implement a business plan. They do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The increase in operations has required the expansion of human resources and investment in property and equipment. The Company’s full-time head count has grown from 2 employees at December 31, 2018 to 10 employees at December 31, 2019, which includes key employees such as sales representatives and key positions in its corporate office. The Company has experienced and expect to continue to experience substantial growth in our operations as it seeks to expand the Company with additional products and acquisitions that complement its current product offering. Historically, the Company financed its operations primarily through stock purchase agreements, a line of credit, loan from a related party, and operations. The Company anticipates that ts primary capital source will be positive cash flow from operations going forward. Plans to expand market share require putting capital into marketing and advertising. The Company’s business plan includes additional sales representatives and distributors. In addition, management plans to increase liquidity and continue to increase funding for operations.

NOTE 15 – GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying financial statements, during the year ended December 31, 2019, the Company incurred a net loss of $1,786,021 and used cash in operations of $1,228,699 and had a stockholders’ deficit of $1,990,976 as of December 31, 2019. In the prior year ending December 31, 2018, the Company incurred a net loss of $358,243 and used cash in operations of $265,311 and had a stockholders’ deficit of $1,202,193.

Since the prior year ending December 31, 2018, the Company has continued to gain market share in their respective markets. The Company saw a 1,800% growth in sales over the year ending December 31, 2018, and the Company has successfully expanded their operations to include Gold Leaf Distribution LLC. Furthermore, the Company has acquired key sales representatives. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and further implement a business plan. They do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Historically, we have financed our operations primarily through stock agreements, a line of credit, loan from a related party, and operations. We anticipate that our primary capital source will be positive cash flow from operations going forward. Plans to expand market share require putting capital into marketing and advertising. Kona Gold’s business plan includes additional sales representatives and distributors. In addition, management plans to increase liquidity and continue to increase funding for operations.